Financial assets - investments FVTPL	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Assets [Abstract]
Financial assets - investments FVTPL

20. Financial assets - investments FVTPL

Financial assets amount to EUR 1,084 thousand at December 31, 2021 (EUR 760 thousand at December 31, 2020), primarily include the investment in Biologix Partners LP, which is measured at fair value through profit or loss and amounts to EUR 1,024 thousand at December 31, 2021 (EUR 745 thousand at December 31, 2020). Additional disclosures on fair value measurement has been included on Note 30.